Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Debt Summarized by Interest Rates and Currencies
As of December 31, 2020 and 2019, CEMEX´s consolidated debt summarized by interest rates and currencies, was as follows:

		2020				2019
		Current	Non-current	Total 1, 2		Current	Non-current	Total 1, 2
Floating rate debt	$	172	2,538	2,710	$	59	2,997	3,056
Fixed rate debt		7	6,622	6,629		3	6,306	6,309

	$	179	9,160	9,339	$	62	9,303	9,365

Effective rate 3
Floating rate		3.1%	4.0%			4.3%	4.1%
Fixed rate		4.7%	5.6%			5.2%	5.5%

		2020					2019
Currency		Current	Non-current	Total	Effective rate 3		Current	Non-current	Total	Effective rate 3
Dollars	$	6	6,089	6,095	5.8%	$	25	6,144	6,169	5.2%
Euros		73	2,078	2,151	2.7%		3	2,438	2,441	3.1%
Pounds		55	329	384	2.5%		23	433	456	3.2%
Philippine pesos		3	220	223	4.1%		3	221	224	5.2%
Mexican pesos		—	334	334	6.8%		—	—	—	—
Other currencies		42	110	152	4.9%		8	67	75	5.6%

	$	179	9,160	9,339		$	62	9,303	9,365

1
As of December 31, 2020 and 2019, from total debt of $9,339 and $9,365, respectively, 93% in 2020 and 84% in 2019 was held in the Parent Company, 11% in 2019 was in finance subsidiaries in the Netherlands and the United States, and 7% in 2020 and 5% in 2019 was in other countries.

2
As of December 31, 2020 and 2019, cumulative discounts, fees and other direct costs incurred in CEMEX’s outstanding debt borrowings and the issuance of notes payable (jointly “Issuance Costs”) for $66 and $71, respectively, are presented reducing debt balances and are amortized to financial expense over the maturity of the related debt instruments under the amortized cost method.

3	In 2020 and 2019, represents the weighted-average nominal interest rate of the related debt agreements determined at the end of each period.

Summary of Consolidated Debt by Type of Instrument
As of December 31, 2020 and 2019, CEMEX´s consolidated debt summarized by type of instrument, was as follows:

2020		Current	Non-current	2019		Current	Non-current
Bank loans				Bank loans
Loans in foreign countries, 2021 to 2024	$	67	371	Loans in foreign countries, 2020 to 2024	$	1	290
Syndicated loans, 2021 to 2025		—	2,383	Syndicated loans, 2021 to 2022		—	2,865

		67	2,754			1	3,155

Notes payable				Notes payable
Medium-term notes, 2024 to 2030		—	6,327	Medium-term notes, 2023 to 2026		—	6,044
Other notes payable, 2021 to 2027		7	184	Other notes payable, 2020 to 2025		6	159

		7	6,511			6	6,203

Total bank loans and notes payable		74	9,265	Total bank loans and notes payable		7	9,358
Current maturities		105	(105)	Current maturities		55	(55)

	$	179	9,160		$	62	9,303

Summary of Changes in Consolidated Debt
Changes in consolidated debt for the years ended December 31, 2020, 2019 and 2018 were as follows:

		2020	2019	2018
Debt at beginning of year	$	9,365	9,311	9,873
Proceeds from new debt instruments		4,210	3,331	2,325
Debt repayments		(4,572)	(3,284)	(2,745)
Foreign currency translation and accretion effects		336	7	(142)

Debt at end of year	$	9,339	9,365	9,311

Summary of Non-Current Notes Payable	As of December 31, 2020 and 2019,
non-current
notes payable for $6,511 and $6,203, respectively, were detailed as follows:

Description	Date of issuance	Issuer 1	Currency	Principal amount	Rate	Maturity date	Redeemed amount 2 $	Outstanding amount 2 $		2020	2019
September 2030 Notes 3	17/Sep/20	CEMEX, S.A.B. de C.V.	Dollar	1,000	5.2%	17/Sep/30	–	1,000	$	995	–
November 2029 Notes 4	19/Nov/19	CEMEX, S.A.B. de C.V.	Dollar	1,000	5.45%	19/Nov/29	–	1,000		993	992
June 2027 Notes	05/Jun/20	CEMEX, S.A.B. de C.V.	Dollar	1,000	7.375%	05/Jun/27	–	1,000		994	–
April 2026 Notes	16/Mar/16	CEMEX, S.A.B. de C.V.	Dollar	1,000	7.75%	16/Apr/26	–	1,000		997	996
March 2026 Notes	19/Mar/19	CEMEX, S.A.B. de C.V.	Euro	400	3.125%	19/Mar/26	–	449		487	446
July 2025 Notes	02/Apr/03	CEMEX Materials LLC	Dollar	150	7.70%	21/Jul/25	–	150		153	154
March 2025 Notes 3	03/Mar/15	CEMEX, S.A.B. de C.V.	Dollar	750	6.125%	05/May/25	(750)	–		–	748
January 2025 Notes	11/Sep/14	CEMEX, S.A.B. de C.V.	Dollar	1,100	5.70%	11/Jan/25	(29)	1,071		1,069	1,069
December 2024 Notes	05/Dec/17	CEMEX, S.A.B. de C.V.	Euro	650	2.75%	05/Dec/24	–	729		792	726
June 2024 Notes 3	14/Jun/16	CEMEX Finance LLC	Euro	400	4.625%	15/Jun/24	(400)	–		–	447
April 2024 Notes 4	01/Apr/14	CEMEX Finance LLC	Dollar	1,000	6.00%	01/Apr/24	(1,000)	–		–	621
Other notes payable										31	4

									$	6,511	6,203

1
As of December 31, 2020, except for the July 2025 Notes which are guaranteed exclusively by CEMEX Corp. and unless otherwise indicated, all issuances are fully and unconditionally guaranteed by CEMEX, S.A.B. de C.V., CEMEX Concretos, S.A. de C.V., CEMEX España, S.A. (“CEMEX España”), CEMEX Asia B.V., CEMEX Corp., CEMEX Africa & Middle East Investments B.V., CEMEX Finance LLC, CEMEX France Gestion, (S.A.S.), CEMEX Research Group AG and CEMEX UK.

2	Presented net of all outstanding notes repurchased and held by CEMEX’s subsidiaries.
3	CEMEX used a significant portion of the proceeds from the September 2030 Notes to redeem in full the March 2025 Notes and the June 2024 Notes.
4	In December 2019, CEMEX used a portion of the proceeds of the November 2029 Notes and increased to $360 the redeemed amount of the April 2024 Notes and further redeemed the entire amount in 2020.

Schedule of Consolidated Long-Term Debt
The maturities of consolidated long-term debt as of December 31, 2020, were as follows:

		Bank loans	Notes payable	Total
2022	$	180	6	186
2023		766	6	772
2024		603	796	1,399
2025		1,100	1,226	2,326
2026 and thereafter		–	4,477	4,477

	$	2,649	6,511	9,160

Schedule of Lines of Credit
As of December 31, 2020, CEMEX had the following lines of credit, of which, the only committed portion refers to the revolving credit facility under the 2017 Facilities Agreement, at annual interest rates ranging between 1.65% and 3.94%, depending on the negotiated currency:

		Lines of credit	Available
Other lines of credit in foreign subsidiaries	$	248	87
Other lines of credit from banks		310	310
Revolving credit facility 2017 Facilities Agreement		1,121	1,121

	$	1,679	1,518

Summary of Margin over LIBOR Depending on Leverage Ration
All tranches under the 2017 Facilities Agreement have substantially the same terms, including a margin over LIBOR or EURIBOR and TIIE, as applicable, depending on the consolidated leverage ratio (as defined below in the Financial Covenants section) of CEMEX, as follows:

Consolidated leverage ratio	LIBOR / EURIBOR Applicable margin 1	TIIE Applicable margin 1
> = 6.00x	475 bps	425 bps
< 6.00x > = 5.50x	425 bps	375 bps
< 5.50x > = 5.00x	375 bps	325 bps
< 5.00x > = 4.50x	300 bps	250 bps
< 4.50x > = 4.00x	250 bps	210 bps
< 4.00x > = 3.50x	212.5 bps	180 bps
< 3.50x > = 3.00x	175 bps	150 bps
< 3.00x > = 2.50x	150 bps	125 bps
< 2.50x	125 bps	100 bps

1
LIBOR and EURIBOR refer to the London Inter-Bank Offered Rate and the Euro Inter-Bank Offered Rate, respectively, variable rates used in international markets for debt denominated in U.S. dollars and Euros, respectively. TIIE refers to the
Tasa de Inter
é
s Interbancaria de Equilibrio
, variable rate used for debt denominated in Mexican Pesos. As of December 31, 2020 and 2019,
3-Month
LIBOR rate was 0.23838% and 1.9084%, respectively, meanwhile
3-Month
EURIBOR rate was -0.545% and -0.383%, respectively. As of December 31, 2020,
28-day
TIIE rate was 4.4805%. The contraction “bps” means basis points. One hundred basis points equal 1%.

Summary of Coverage Ratio and Leverage Ratio
The limits for the Leverage Ratio are as follows:

Period	Leverage Ratio
For the period ending on December 31, 2020 up to and including the period ending on March 31, 2021	< = 6.25
For the period ending on June 30, 2021	< = 6.00
For the period ending on September 30, 2021 up to and including the period ending on March 31, 2022	< = 5.75
For the period ending on June 30, 2022 up to and including the period ending on September 30, 2022	< = 5.25
For the period ending on December 31, 2022 up to and including the period ending on March 31, 2023	< = 4.75
For the period ending on June 30, 2023 and each subsequent reference period	< = 4.50

Summary of Consolidated Financial Ratios
As of December 31, 2020, 2019 and 2018, under the 2017 Facilities Agreement, the main consolidated financial ratios were as follows:

		Consolidated financial ratios 1
		2020	2019	2018
Leverage ratio	Limit	<=6.25	<=5.25	<=4.75
	Calculation	4.07	4.17	3.84

Coverage ratio	Limit	>=1.75	>=2.50	>=2.50
	Calculation	3.82	3.86	4.41

1
Refers to the compliance limits and calculations that were effective on such dates. For 2019, before the October 13, 2020 amendments and the May 22, 2020 amendments. For 2018, before the April 2, 2019 amendments, the November 4, 2019 amendments and the adoption of IFRS 16 in the financial statements.

Summary of Other Financial Obligations
As of December 31, 2020 and 2019, other financial obligations in the consolidated statement of financial position were detailed as follows:

		2020				2019
		Current	Non-current	Total		Current	Non-current	Total
I. Leases	$	293	967	1,260	$	262	1,044	1,306
II. Liabilities secured with accounts receivable		586	—	586		599	—	599
III. Convertible subordinated notes due 2020		—	—	—		520	—	520

	$	879	967	1,846	$	1,381	1,044	2,425

Detailed Information about In Lease Liabilities
Changes in the balance of lease financial liabilities during 2020, 2019 and 2018 were as follows:

		2020	2019	2018
Lease financial liability at beginning of year	$	1,306	1,315	1,309
Additions from new leases		213	274	296
Reductions from payments		(276)	(239)	(192)
Cancellations and liability remeasurements		(9)	(54)	(67)
Foreign currency translation and accretion effects		26	10	(31)

Lease financial liability at end of year	$	1,260	1,306	1,315

Summary of Disclosure Detail Of Financial Lease Liabilities	As of December 31, 2020, the maturities of non-current lease financial liabilities are as follows:

		Total
2022	$	199
2023		162
2024		127
2025		95
2026 and thereafter		384

	$	967

Summary of Carrying Amounts and Fair Value of Financial Instruments
As of December 31, 2020 and 2019, the carrying amounts of financial assets and liabilities and their respective fair values were as follows:

		2020			2019
		Carrying amount	Fair value		Carrying amount	Fair value
Financial assets
Derivative financial instruments (notes 14.2 and 17.4)	$	3	3	$	2	2
Other investments and non-current accounts receivable (note 14.2)		272	272		234	234

	$	275	275	$	236	236

Financial liabilities
Long-term debt (note 17.1)	$	9,160	9,687		$9,303	9,711
Other financial obligations (note 17.2)		967	1,012		1,044	1,071
Derivative financial instruments (notes 17.4 and 18.2)		53	53		46	46

	$	10,180	10,752	$	10,393	10,828

Summary of Fair Value of Derivative Financial Instruments at Fair Value Hierarchy
As of December 31, 2020 and 2019, assets and liabilities carried at fair value in the consolidated statements of financial position are included in the following fair value hierarchy categories (note 3.6):

2020		Level 1	Level 2	Level 3	Total
Assets measured at fair value
Derivative financial instruments (notes 14.2 and 17.4)	$	—	3	—	3
Investments in strategic equity securities (note 14.2)		3	—	—	3
Other investments at fair value through earnings (note 14.2)		—	23	—	23

		$3	26	—	29

Liabilities measured at fair value
Derivative financial instruments (notes 17.4 and 18.2)	$	—	53	—	53

2019		Level 1	Level 2	Level 3	Total
Assets measured at fair value
Derivative financial instruments (notes 14.2 and 17.4)	$	—	2	—	2
Investments in strategic equity securities (note 14.2)		3	—	—	3
Other investments at fair value through earnings (note 14.2)		—	34	—	34

		$3	36	—	39

Liabilities measured at fair value
Derivative financial instruments (notes 17.4 and 18.2)	$	—	46	—	46

Summary of Derivative Financial Instruments
As of December 31, 2020 and 2019, the notional amounts and fair values of CEMEX’s derivative instruments were as follows:

		2020		2019
		Notional amount	Fair value	Notional amount	Fair value
I. Net investment hedge	$	741	(42)	1,154	(67)
II. Interest rate swaps		1,334	(47)	1,000	(35)
III. Equity forwards on third party shares		27	3	74	1
IV. Fuel price hedging		128	5	96	1

	$	2,230	(81)	2,324	(100)

Summary of Consolidated Net Monetary Assets (Liabilities) by Currency
As of December 31, 2020 and 2019, CEMEX’s consolidated net monetary assets (liabilities) by currency are as follows:

		2020
		Mexico	United States	EMEAA	SCA&C	Others 1	Total
Monetary assets	$	856	550	1,452	240	419	3,517
Monetary liabilities		1,420	2,480	3,534	680	9,625	17,739

Net monetary assets (liabilities)	$	(564)	(1,930)	(2,082)	(440)	(9,206)	(14,222)

Out of which:
Dollars	$	(161)	(1,930)	17	(37)	(6,065)	(8,176)
Pesos		(403)	—	—	—	(87)	(490)
Euros		—	—	(743)	—	(2,451)	(3,194)
Pounds		—	—	(1,174)	—	26	(1,148)
Other currencies		—	—	(182)	(403)	(629)	(1,214)

	$	(564)	(1,930)	(2,082)	(440)	(9,206)	(14,222)

		2019
		Mexico	United States	EMEAA	SCA&C	Others 1	Total
Monetary assets	$	721	1,017	1,593	280	190	3,801
Monetary liabilities		1,311	2,444	3,162	589	10,220	17,726

Net monetary assets (liabilities)	$	(590)	(1,427)	(1,569)	(309)	(10,030)	(13,925)

Out of which:
Dollars	$	(23)	(1,427)	—	(72)	(6,715)	(8,237)
Pesos		(567)	—	—	—	(144)	(711)
Euros		—	—	(519)	1	(2,505)	(3,023)
Pounds		—	—	(807)	—	20	(787)
Other currencies		—	—	(243)	(238)	(686)	(1,167)

	$	(590)	(1,427)	(1,569)	(309)	(10,030)	(13,925)

1	Includes the Parent Company, CEMEX’s financing subsidiaries, as well as Neoris N.V., among other entities.